INCOME TAX (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX (Details) [Line Items]
Percentage of assessable profits	16.50%	16.50%
Percentage of tax rate	10.00%	10.00%
Operating loss term	5 years	5 years
Uniform tax rate				25.00%
Deferred tax assets, net (in Dollars)	$ 8,933,023	$ 2,713,808	$ 3,488,976
Valuation allowance (in Dollars)	$ 676,559	$ 604,689	$ 0
Australian Taxation Office [Member]
INCOME TAX (Details) [Line Items]
Percentage of tax rate	10.00%	10.00%
State Administration of Taxation, China [Member]
INCOME TAX (Details) [Line Items]
Percentage of tax rate	25.00%	25.00%
Uniform tax rate	25.00%	25.00%	25.00%
HONG KONG
INCOME TAX (Details) [Line Items]
Percentage of assessable profits	8.25%	8.25%
Net profit (in Dollars)	$ 2,000,000	$ 2,000,000
CHINA
INCOME TAX (Details) [Line Items]
Percentage of statutory tax rate	25.00%	25.00%